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Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
MAC A0102-120
San Francisco, CA 94105

May 18, 2017

Writer's Direct Dial Number

(617) 210-3662

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Wells Fargo Master Trust

Registration No. 811-09689

Dear Ladies/Gentlemen:

In connection with the registration of Wells Fargo Master Trust (the "Trust") as an investment company under the Investment Company Act of 1940 (the "1940 Act"), we are transmitting for filing on EDGAR, pursuant to Rule 8b-11 of the 1940 Act, the Trust's Amendment No. 100 to its Registration Statement on Form N-1A.

This Amendment No. 10 to the Registration Statement of the Trust is being filed to make material changes to 10 series, Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, Wells Fargo High Yield Corporate Bond Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, and Wells Fargo U.S. REIT Portfolio.

Beneficial interests in the Trust are not being registered under the Securities Act of 1933 (the "1933 Act") because such interests will be issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act.

Thank you for your attention to this matter. If you have any questions or comments, please do not hesitate to contact the undersigned at the number set forth above.

Very truly yours,

/s/ Maureen Towle

Maureen Towle
Senior Counsel